Organization and Business Operation	12 Months Ended
Dec. 31, 2024
Organization and Business Operation [Abstract]
ORGANIZATION AND BUSINESS OPERATION

1. ORGANIZATION AND BUSINESS OPERATION

Health Ever Biotech Co., Ltd., was incorporated under the laws of Taiwan in August 2002 to research and develop new drugs for today’s great unmet medical needs and planned to manufacture and sell new drugs after receiving regulatory approval. In January 2018, HEB incorporated Jyong Biotech Ltd., (“Jyong” or the “Company”) under the laws of the Cayman Islands and was reorganized into the Company’s subsidiary in December 2018. After the reorganization, HEB was wholly owned by the Company in April 2019.

The Company and its subsidiaries’ (the “Group”) product candidates are led by “Botreso” (also known as MCS-2) and PCP. Botreso is a drug candidate in the clinic, developed for unmet medical needs of benign prostate hyperplasia/lower urinary tract symptoms (BPH/LUTS). The Group has completed four Phase III clinical trials in Taiwan and the U.S. and submitted a new drug application for Botreso to the U.S. Food and Drug Administration (“US FDA”) for review in December 2021. “PCP” is the other key new drug candidate developed for the prevention of prostate cancer. Similar to MCS-2, PCP works through its mechanism of antioxidant and anti-inflammatory. PCP contains several types of patented medical-grade active pharmaceutical ingredients that reduce oxidative stress and inflammatory cytokines (IL-6), both of which are causes of many chronic inflammatory diseases. The Group is conducting phase II clinical trials of PCP in Taiwan.

As of December 31, 2024, the Company’s subsidiaries are as follows:

Subsidiaries	Date of incorporation	Place of incorporation	Ownership	Principal activities
Health Ever Biotech Co., Ltd. (“HEB”)	August 1, 2002	Taiwan	100% owned by the Company	Research, development, manufacturing

Genvace Biotechnology (“GB”)	September 14, 2021	Taiwan	100% owned by HEB	Research and development

Top ShunXing Bio-Tech Co., (“TSB”)	March 4, 2019	Hong Kong	100% owned by the Company	Investment holding

Innovative Biotech Co., (“IB”)	July 1, 2019	People’s Republic of China (“China”)	100% owned by TSB	Research, development, manufacturing

Jyong Biotech International Pte. Ltd.	September 29, 2022	Singapore	100% owned by the Company	Leasing of non-financial intangible assets